Marketable Securities - Additional Information (Details) - USD ($) $ in Thousands		12 Months Ended
	Apr. 28, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Marketable securities		$ 240,530	$ 3,120	$ 988
Gain in OCI on remeasurement of fair value of the equity securities		100,144	0
Solaris Resources Inc
Disclosure of financial assets [line items]
Proportion of ownership interest in associate	19.90%
Gain in OCI on remeasurement of fair value of the equity securities		102,600
Solaris Resources Inc | Fair Value
Disclosure of financial assets [line items]
Investment in associate, fair value	$ 197,600	$ 238,600	$ 0
Solaris Resources Inc | Fair Value | Common Stock
Disclosure of financial assets [line items]
Marketable securities	$ 136,000